Expenses for shipping activities and other expenses from operating activities - General administrative expenses (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) employee	Dec. 31, 2019 USD ($) employee		Dec. 31, 2018 USD ($) employee
Analysis of income and expense [abstract]
Wages and salaries	$ (19,806)	$ (25,050)		$ (16,247)
Social security costs	(3,269)	(3,430)		(3,746)
Provision for employee benefits (Note 17)	(545)	(134)		(111)
Cash-settled share-based payments (Note 23)	1,338	(2,455)		(505)
Equity-settled share-based payments (Note 23)	(140)	0		(37)
Other employee benefits	(4,450)	(3,713)		(7,607)
Employee benefits	(26,872)	(34,782)		(28,253)
Administrative expenses	(35,565)	(31,226)		(33,485)
Tonnage Tax	(3,459)	(1,313)		(4,436)
Claims	10	(17)		(100)
Provisions	388	448		42
Total general and administrative expenses	$ (65,498)	$ (66,890)	[1]	$ (66,232)	[1]
Average number of full time equivalents (shore staff) | employee	185.66	184.90		161.77

[1]	The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated.